Derivative Financial Instruments and Fair Value Measurements - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2020 Integer	Jun. 30, 2019	Jun. 30, 2018
Volatility [Member] | Minimum [Member]
Derivative liability , measurement input, percentages	227.82
Volatility [Member] | Maximum [Member]
Derivative liability , measurement input, percentages	279.44
Volatility [Member] | Convertible Debt [Member]
Derivative liability , measurement input, percentages		3.55
Debt instrument, measurement input, percentages	275.06
Volatility [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability , measurement input, percentages			1.91
Volatility [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability , measurement input, percentages			2.21
Expected Remaining Term [Member]
Derivative liability, measurement input, term	1 year
Expected Remaining Term [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability, measurement input, term		1 month 9 days	6 months 21 days
Debt instrument, measurement input, term	4 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability, measurement input, term		10 months 25 days	1 year 1 month 6 days
Debt instrument, measurement input, term	11 months 12 days
Risk Free Interest Rate [Member] | Minimum [Member]
Derivative liability , measurement input, percentages	1.53
Risk Free Interest Rate [Member] | Maximum [Member]
Derivative liability , measurement input, percentages	1.59
Risk Free Interest Rate [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability , measurement input, percentages		0.0192	0.0211
Debt instrument, measurement input, percentages	0.05
Risk Free Interest Rate [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability , measurement input, percentages		0.0215	0.0233
Debt instrument, measurement input, percentages	0.17
Expected Dividend Yield [Member]
Derivative liability , measurement input, percentages	0.00
Expected Dividend Yield [Member] | Convertible Debt [Member]
Derivative liability , measurement input, percentages		0.00	0.00
Debt instrument, measurement input, percentages	0.00